General information, statement of compliance and basis of presentation	6 Months Ended
Jun. 30, 2025
General Information, Statement of Compliance and Basis of Presentation [Abstract]
General information, statement of compliance and basis of presentation	General information, statement of compliance and basis of presentation
The unaudited interim condensed consolidated financial statements as of June 30, 2025 and for the six-month period ended June 30, 2025 were prepared under the supervision of the management of the Company and were submitted by the Executive Board to the review of the Supervisory Board.

All amounts in the unaudited interim condensed consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The unaudited interim condensed consolidated financial statements of the Company have been prepared in compliance with IAS 34 – “Interim Financial Reporting” which provides for the presentation of selected explanatory notes. As they are unaudited interim condensed consolidated financial statements, the accompanying notes do not contain all the disclosures required for annual consolidated financial statements and should therefore be read in conjunction with the Company’s consolidated financial statements prepared in accordance with IFRS ® Accounting Standards, as of and for the year ended December 31, 2024.

The preparation of the unaudited interim condensed consolidated financial statements in accordance with IAS 34 – “Interim Financial Reporting” requires the use of estimates and assumptions that affect the amounts and information disclosed in the condensed consolidated financial statements. See Note 3.2 Use of judgement, estimates and assumptions.

The accounting principles used to prepare the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2025 are identical to those used for the year ended December 31, 2024 except for the standards listed below that required adoption in 2025.

Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2025

The application of standards, amendments to existing standards and interpretations whose application has been mandatory since January 1, 2025 in the European Union primarily concern:
■Amendment to IAS 21 Lack of Exchangeability, the Effects of Changes in Foreign Exchange Rates.

This amendment had no material impact on the Company’s unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2025.

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory

The new standards, interpretations and amendments to existing standards that have been published but are not yet applicable are:
■Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments – as of January 1, 2026
■Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity – as of January 1, 2026
■Annual Improvements to IFRS Accounting Standards, as of January 1, 2026– Amendments to:
•IFRS 1 First-time Adoption of International Financial Reporting Standards;
•IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
•IFRS 9 Financial Instruments;
•IFRS 10 Consolidated Financial Statements; and
•IAS 7 Statement of Cash flows
■New standard – IFRS 18 – Presentation and Disclosure in Financial Statements – as of January 1, 2027
■New standard – IFRS 19 – Subsidiaries without Public Accountability: Disclosures– as of January 1, 2027

The Company is currently assessing the applicability and impact of these new standards, interpretations and amendments.

Seasonality of the Company’s activities

According to IAS 34 – “Interim Financial Reporting”, an entity whose business is highly seasonal should present financial information for the twelve months up to the end of the interim period and additional comparative information for the prior twelve-month period in the interim condensed consolidated financial statements in order to provide a better understanding and comparison of its interim consolidated financial statements.
As mentioned in Note 16 Revenue and other income, as most of the income from the Company is generated by ongoing contracts that primarily depend on performance obligations not correlated to seasonal trends, it is considered that the Company activities are not seasonal.

Therefore, the following unaudited interim condensed consolidated financial statements and corresponding notes will not include comparative information other than that mentioned in IAS 34.20.

Going Concern

From inception, the Company has financed its growth through successive capital increases, debt, collaboration and license agreements and payment of research tax credit (CIR) receivables. The Company continues to pursue its research and development activities for its product candidates.

The Company has incurred operating losses and negative cash flows from operations since inception due to the innovative nature of the product candidates it is developing, which necessitates a research and development phase spanning multiple years. The Company does not expect to generate revenue from product sales in the near future.

In March 2025, the Company and Janssen executed an amendment to the License Agreement. The amendment provides that Janssen will assume almost full financial responsibility for NANORAY-312, the ongoing pivotal Phase 3 trial through completion, less a small portion of costs that will remain covered by the Company, allowing the Company to extend its cash runway and to reduce its operating cash outflows post this amendment, including the period beyond mid-2026.

As of June 30, 2025, the Company had €28.8 million of available cash and cash equivalents, consisting of cash and short-term bank deposits that are liquid and easily convertible within 3 months without penalty or risk of change in value (see Note 9. – Cash and cash equivalents).

As of the date of authorization of the issuance of these interim condensed consolidated financial statements, the Company estimates, given its current cost structure and its projected expenditure commitments, that it should have sufficient funds to finance its activities into mid-2026. Accordingly, the Company’s current cash and cash equivalents will not be sufficient to cover its operating needs for at least the next 12 months following the date of the issuance of these financial statements.

Based on its current business plan, the Company estimates that to meet its obligations over the next 12 months, it will require additional liquidity in the range of €8 to €10 million. These events and conditions indicate that a material uncertainty exists that may cast significant doubt on the Company’s ability to continue as a going concern and, therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

This estimate is based on the Company’s current business plan and excludes (i) other expenses resulting from any potential in-licensing or acquisition of additional product candidates or technologies, or any associated development the Company may pursue, (ii) any potential milestone payments that may be received or paid by the Company or potential additional financing. The Company may have based this estimate on incorrect assumptions and may have to use its resources sooner than anticipated.

To finance its activities beyond mid-2026, the Company needs to raise additional funds and is in active discussions regarding non-dilutive financing, intended to meaningfully extend its cash runway beyond the 12 months.

In addition, further to the current discussions, the Company may seek to raise additional funds to achieve its development goals for its research and development programs through:
•other potential public or private securities offerings,
•potential strategic transactions such as business development partnerships; and
•R&D project subsidies.

Based on the above, the interim condensed consolidated financial statements as of and for the six-month period ended June 30, 2025, have been prepared on a going concern basis assuming the Company will continue to operate for the foreseeable future and to address its liquidity challenges by pursuing activities to generate additional cash inflows and by closely managing its operating expenditures. As such, they do not include any adjustments related to the value or classification of assets and liabilities that may be required if the Company were not able to continue as a going concern.

The Company cannot guarantee that it will be able to obtain the necessary financing, through any of the foregoing measures or otherwise, to meet its needs or to obtain funds at acceptable terms and conditions, on a timely basis, or at all, especially considering the generally challenging environment for financing of biotech companies. If the Company is unable to obtain funding on a timely basis, it may be required to significantly curtail, delay or discontinue one or more of its research or development programs or the commercialization of any approved product or be unable to expand its operations or otherwise capitalize on its business opportunities, as desired, which would impair the Company’s prospects and business operations.